Document And Entity Information	Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	SALLY BEAUTY HOLDINGS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001368458
Document Period End Date	Mar. 31, 2020
Entity Emerging Growth Company	false
Entity File Number	1-33145
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2257936
Entity Address, Address Line One	3001 Colorado Boulevard
Entity Address, City or Town	Denton
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76210
City Area Code	940
Local Phone Number	898-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.01 par value
Trading Symbol	SBH
Name of each exchange on which registered	NYSE